UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

The Rice Hall James Funds

Semi-Annual Report	April 30, 2024

RICE HALL JAMES MICRO CAP PORTFOLIO

Investment Adviser:

Rice Hall James & Associates, LLC

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2024

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www. sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the SEC’s website at https://www.sec.gov.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 98.3%

	Shares	Value

COMMUNICATION SERVICES — 1.1%
Thryv Holdings*	9,362	$ 215,420

CONSUMER DISCRETIONARY — 8.4%
Green Brick Partners*	6,489	351,250
Johnson Outdoors, Cl A	4,208	172,570
Lincoln Educational Services*	26,537	282,884
Lindblad Expeditions Holdings*	27,401	201,123
Portillo’s, Cl A*	13,900	170,414
Standard Motor Products	7,000	224,700
XPEL*	4,313	226,648

		1,629,589

CONSUMER STAPLES — 5.5%
elf Beauty*	1,940	315,308
Mama’s Creations*	46,900	278,586
Vital Farms*	17,584	470,548

		1,064,442

ENERGY — 1.6%
Clean Energy Fuels*	62,312	144,564
DMC Global*	10,679	169,262

		313,826

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2024 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value

FINANCIALS — 4.4%
Federal Agricultural Mortgage, Cl C	2,469	$ 459,555
Live Oak Bancshares	6,821	220,455
TriCo Bancshares	5,052	175,658

		855,668

HEALTH CARE — 28.1%
Accuray*	53,983	114,984
ADMA Biologics*	61,464	400,745
AngioDynamics*	30,679	177,631
ANI Pharmaceuticals*	6,018	397,188
Avid Bioservices*	20,445	155,996
Axogen*	19,600	125,636
iRadimed	7,091	287,966
LeMaitre Vascular	6,374	413,035
Mesa Laboratories	1,593	168,985
Mirum Pharmaceuticals*	9,200	231,012
Pennant Group*	22,790	476,539
Repay Holdings, Cl A*	31,520	320,559
Simulations Plus	7,669	347,789
Surmodics*	6,566	168,681
Tactile Systems Technology*	15,056	207,321
U.S. Physical Therapy	2,550	258,850
UFP Technologies*	3,262	671,776
Zimvie*	17,128	260,346
Zynex*	25,060	274,908

		5,459,947

INDUSTRIALS — 28.7%
Alamo Group	1,941	377,292
Allient	6,628	194,797
Blue Bird*	7,100	233,980
CBIZ*	5,381	383,020
Construction Partners, Cl A*	6,719	346,969
CRA International	2,026	293,952
Douglas Dynamics	9,099	206,001
Ducommun*	5,221	282,404
Energy Recovery*	13,765	205,099
Exponent	2,835	260,565

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2024 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value

INDUSTRIALS — continued
Healthcare Services Group*	19,200	$ 203,904
Huron Consulting Group*	3,113	290,256
Karat Packaging	8,118	219,998
Liquidity Services*	20,207	348,773
Montrose Environmental Group*	6,699	290,871
MYR Group*	1,817	302,076
Quest Resource Holding*	30,775	312,058
Sterling Infrastructure*	2,403	244,145
Thermon Group Holdings*	9,741	311,030
Transcat*	2,585	277,551

		5,584,741

INFORMATION TECHNOLOGY — 18.6%
A10 Networks	22,176	289,618
ACM Research, Cl A*	6,443	164,426
Applied Optoelectronics*	10,100	99,485
Axcelis Technologies*	1,512	156,522
Clearfield*	4,810	144,877
Harmonic*	28,341	304,383
Model N*	8,797	260,831
Napco Security Technologies	10,522	428,245
Navitas Semiconductor, Cl A*	34,900	151,117
nLight*	21,697	247,129
Olo, Cl A*	35,800	171,840
Perficient*	3,508	165,788
PROS Holdings*	12,925	423,294
Vishay Precision Group*	8,247	272,151
Zuora, Cl A*	34,414	339,322

		3,619,028

MATERIALS — 2.0%
American Vanguard	16,111	183,504
Mativ	11,546	210,830

		394,334

TOTAL COMMON STOCK (Cost $15,953,084)		$ 19,136,995

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2024 (Unaudited)

SHORT-TERM INVESTMENT(A) — 2.8%

	Shares	Value
First American Government Obligations Fund, Cl X, 5.230% (Cost $550,881)	550,881	$ 550,881

TOTAL INVESTMENTS— 101.2% (Cost $16,503,965)		$ 19,687,876

Percentages are based on Net Assets of $19,460,467.
*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate reported is the 7-day effective yield as of April 30, 2024.

Cl	Class

As of April 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2024 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $16,503,965)	$19,687,876
Due from Investment Adviser	5,561
Receivable for Capital Shares Sold	3,452
Dividends Receivable	2,878
Prepaid Expenses	8,883

Total Assets	19,708,650

Liabilities:
Payable for Capital Shares Redeemed	191,778
Payable to Administrator	8,197
Payable to Trustees	4,791
Chief Compliance Officer Fees Payable	2,923
Other Accrued Expenses	40,494

Total Liabilities	248,183

Commitments and Contingencies †

Net Assets	$19,460,467

Net Assets Consist of:
Paid-in Capital	$16,249,778
Total Distributable Earnings	3,210,689

Net Assets	$19,460,467

Institutional Class Shares:

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	890,625

Net Asset Value,
Per share — Institutional Class	$21.85

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO For the six months ended April 30, 2024 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income

Dividends	$79,918

Less: Foreign Taxes Withheld	(280)

Total Investment Income	79,638

Expenses

Investment Advisory Fees	79,469

Administration Fees	49,312

Trustees’ Fees	12,712

Chief Compliance Officer Fees	4,545

Transfer Agent Fees	44,074

Legal Fees	14,695

Registration and Filing Fees	10,998

Printing Fees	8,847

Audit Fees	7,333

Custodian Fees	1,969

Other Expenses	12,541

Expenses Before Expense Waiver, Reimbursement and Fees Paid Indirectly	246,495

Less:

Waiver of Investment Advisory Fees	(113,778)

Fees Paid Indirectly(1)	(8,820)

Net Expenses After Expense Waiver, Reimbursement and Fees Paid Indirectly	123,897

Net Investment Loss	(44,259)

Net Realized Gain on Investments	467,339

Net Change in Unrealized Appreciation (Depreciation) on Investments	3,068,996

Total Net Realized and Unrealized Gain on Investments	3,536,335

Net Increase in Net Assets Resulting from Operations	$3,492,076

(1)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

Operations:

Net Investment Loss	$(44,259)	$(159,921)

Net Realized Gain on Investments	467,339	4,792,023

Net Change in Unrealized Appreciation (Depreciation) on Investments	3,068,996	(8,216,697)

Net Increase (Decrease) in Net Assets Resulting in Operations	3,492,076	(3,584,595)

Distributions:	(4,937,360)	(2,708,038)

Capital Share Transactions:

Issued	653,940	494,822

Reinvestment of Distributions	4,473,431	2,271,441

Redemption Fees(1)	222	201

Redeemed	(6,500,003)	(19,270,679)

Net Decrease in Net Assets from Capital Share Transactions	(1,372,410)	(16,504,215)

Total Decrease in Net Assets	(2,817,694)	(22,796,848)

Net Assets:

Beginning of Period/Year	22,278,161	45,075,009

End of Period/Year	$19,460,467	$22,278,161

Shares Issued and Redeemed:

Issued	28,735	18,300

Reinvestment of Distributions	202,877	87,195

Redeemed	(282,244)	(688,735)

Net Decrease in Shares Outstanding from Share Transactions	(50,632)	(583,240)

(1)	See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Six Months	Years Ended October 31,
	Ended April 30, 2024 (Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period/Year	$23.67	$29.57	$42.96	$26.69	$28.01	$35.85

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.05)	(0.14)	(0.23)	(0.35)	(0.19)	(0.20)
Net Realized and Unrealized Gain (Loss)	4.05	(3.59)	(5.08)	16.62	(0.82)	(0.93)

Total from Investment Operations	4.00	(3.73)	(5.31)	16.27	(1.01)	(1.13)

Redemption Fees	—^	—^	—^	—^	0.01	—^

Distributions from:
Net Realized Gain	(5.82)	(2.17)	(8.08)	—	(0.32)	(6.71)

Total Distributions	(5.82)	(2.17)	(8.08)	—	(0.32)	(6.71)

Net Asset Value, End of Period/Year	$21.85	$23.67	$29.57	$42.96	$26.69	$28.01

Total Return†	16.68%	(13.28)%	(15.03)%	60.96%	(3.65)%	(0.55)%

Ratios and Supplemental Data Net Assets, End of Period/Year (Thousands)	$19,460	$22,278	$45,075	$54,799	$37,948	$44,898
Ratio of Net Expenses to Average Net Assets	1.25%*	1.25%(2)	1.25%(2)	1.25%(2)	1.25%(2)	1.25%(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.33%*	2.08%	1.76%	1.56%	1.65%	1.54%
Ratio of Net Investment Loss to Average Net Assets	(0.42)%*	(0.50)%	(0.72)%	(0.90)%	(0.76)%	(0.68)%
Portfolio Turnover Rate†	18%	32%	43%	40%	69%	67%

*	Annualized.
^	Value is less than $0.005 per share.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year or period.

(1)	Per share calculations were performed using average shares for the year or period.
(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have decreased by 8 basis points (bps), 6 bps, 2 bps, 1 bps, 2bps, and 2 bps, respectively.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997, as amended on May 15, 2012 and August 18, 2020. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 26 funds. The financial statements herein are those of the Rice Hall James Micro Cap Portfolio (the “Fund”). The Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Fund is maximum capital appreciation. The Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies that, at the time of initial purchase, fall within the range of companies in the Russell Microcap Index at reconstitution each June. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2024 (Unaudited)

be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Rice Hall James & Associates, LLC (the “Adviser”) and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2024, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session of the exchange on which the security is principally traded.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2024 (Unaudited)

transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indicator of the risk associated with investing in these securities.

For details of the investments classifications refer to the schedules of investments.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more likely than not” (i.e., a greater than 50% probability) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e.,

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2024 (Unaudited)

the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2024, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2024 (Unaudited)

Redemption Fees — The Fund imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Fund imposed redemption fees of $222 and $201 for the six months ended April 30, 2024 and the year ended October 31, 2023, respectively.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2024, the Fund incurred fees of $49,312 for these services.

The Fund directs, via a network of executing brokers, certain fund trades to the Distributor, who pays a portion of the Fund’s expenses. Under this arrangement, the Fund had expenses reduced by $8,058, savings that were used to pay administrative expenses. This amount is included in “Fees Paid Indirectly” on the Statement of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of Operations as Shareholder Servicing fees, if applicable.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2024 (Unaudited)

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend-disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund may earn cash management credits that can be used to offset transfer agent expenses. During the six months ended April 30, 2024, the Fund earned credits of $763, which was used to offset transfer agent expenses. This amount is included in “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. For its services, the Fund has a fee calculated at an annual rate of 0.75% of Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses (collectively “excluded expenses”)) from exceeding 1.25% until February 28, 2025. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2024. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee reduction and/or expense reimbursement and (ii) at the time of the recoupment.

As of April 30, 2024, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $182,742, expiring in 2025, $265,761, expiring in 2026, and $244,802, expiring in 2027.

During the six months ended April 30, 2024, the Fund did not recapture any previously waived fees and/or reimbursed expenses.

6. Investment Transactions:

For the six months ended April 30, 2024, the Fund made purchases of $3,640,433 and sales of $9,099,282 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2024 (Unaudited)

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. The permanent differences primarily consist of net of operating loss offset against short term capital gains.

The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2023 is primarily related to net operating losses.

Distributable Earnings (Accumulated Losses)	Paid-in Capital
$ 286,219	$ (286,219)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gains	Total

2023	$—	$2,708,038	$2,708,038

2022	1,098,674	9,189,965	10,288,639

As of October 31, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gain	Late-Year Loss Deferral	Unrealized Depreciation	Other Temporary Differences	Total Distributable Earnings

$ 4,937,295	$ (133,138)	$ (148,190)	$ 6	$ 4,655,973

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2023 through October 31, 2023, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, the difference between Federal tax cost and book cost is due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2024 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2024, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

$16,503,965	$4,823,208	$(1,639,297)	$3,183,911

8. Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to equity risk, or the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and accordingly the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small-Capitalization Company Risk — The small-capitalization companies in which the Fund will invest may be more vulnerable to adverse business or economic events as compared to larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have comparatively limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Growth Style Risk — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes can potentially offer above-average rates of earnings growth and that therefore may experience stock price increases that exceed the increases observed in the benchmark or in the stock’s peer universe. Over time and in different market environments, growth-style investing may fall in or out of favor, and in the latter case, the Fund may underperform other equity funds that rely on different investing styles or pursue different objectives.

Micro-Capitalization Company Risk — Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2024 (Unaudited)

financially secure than large-, mid and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, as compared to the volume of information available about larger peers, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than stock prices corresponding to large-, mid- and small-capitalization companies, and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

9. Concentration of Shareholders:

At April 30, 2024, 57% of total shares outstanding were held by two record shareholders, each owning 10% or greater of the aggregate shares outstanding. These are shareholder segments comprised of omnibus accounts that are held on behalf of individual shareholders.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, remote, based on experience, the risk of loss from such claims is considered remote.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments to the financial statements were required.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2024

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you hold an investment that is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period (November 1, 2023 through April 30, 2024).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses, after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — and does NOT represent your Fund’s actual return — the account values shown may not apply to your specific investment.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2024

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratios	Expenses Paid During Period*

Actual Fund Return	$1,000.00	$1,166.80	1.17%	$6.30

Hypothetical 5% Return	1,000.00	1,019.05	1.17	5.87

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period shown).

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The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RHJ-SA-001-2300

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), arefiled herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 8, 2024